Credit Facilities and Guarantees (Tables)	12 Months Ended
Jul. 03, 2016
Debt Disclosure [Abstract]
Schedule of Outstanding Borrowings Under the Credit Facilities

Outstanding borrowings under the credit facilities referenced in the above paragraph as of the end of 2016 and 2015 were as follows (thousands of dollars):

	July 3, 2016	June 28, 2015
STRATTEC Credit Facility	$11,500	$7,000
ADAC-STRATTEC Credit Facility	$8,500	$3,000

Schedule of Average Outstanding Borrowings and the Weighted Average Interest Rate

Average outstanding borrowings and the weighted average interest rate under each such credit facility during 2016 and 2015 were as follows (thousands of dollars):

	Average Outstanding Borrowings		Weighted Average Interest Rate
	Years Ended		Years Ended
	July 3, 2016	June 28, 2015	July 3, 2016	June 28, 2015
STRATTEC Credit Facility	$7,608	$2,288	1.5%	1.2%
ADAC-STRATTEC Credit Facility	$4,443	$3,666	1.3%	1.2%